FAIR VALUE MEASUREMENTS (Details) (USD $)	Dec. 31, 2014		Dec. 31, 2013
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	$ 104,470,692		$ 117,776,982
U.S. government agency obligations
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	25,869,606		40,915,595
U.S. treasury securities
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale			5,000,000
State and municipal securities
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	45,573,608		38,744,869
Other securities
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	248,501	[1]	248,501	[1]
Mortgage-backed: residential
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	32,778,977		32,868,017
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. government agency obligations
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | U.S. treasury securities
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | State and municipal securities
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Other securities
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale
Recurring basis | Quoted Prices in Active Markets for Identical Assets (Level 1) | Mortgage-backed: residential
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale
Recurring basis | Significant Other Observable Inputs (Level 2)
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	104,470,692		117,776,982
Recurring basis | Significant Other Observable Inputs (Level 2) | U.S. government agency obligations
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	25,869,606		40,915,595
Recurring basis | Significant Other Observable Inputs (Level 2) | U.S. treasury securities
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale			5,000,000
Recurring basis | Significant Other Observable Inputs (Level 2) | State and municipal securities
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	45,573,608		38,744,869
Recurring basis | Significant Other Observable Inputs (Level 2) | Other securities
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	248,501		248,501
Recurring basis | Significant Other Observable Inputs (Level 2) | Mortgage-backed: residential
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	32,778,977		32,868,017
Recurring basis | Significant Unobservable Inputs (Level 3)
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale
Recurring basis | Significant Unobservable Inputs (Level 3) | U.S. government agency obligations
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale
Recurring basis | Significant Unobservable Inputs (Level 3) | U.S. treasury securities
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale
Recurring basis | Significant Unobservable Inputs (Level 3) | State and municipal securities
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale
Recurring basis | Significant Unobservable Inputs (Level 3) | Other securities
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale
Recurring basis | Significant Unobservable Inputs (Level 3) | Mortgage-backed: residential
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale
Recurring basis | Total
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	104,470,692		117,776,982
Recurring basis | Total | U.S. government agency obligations
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	25,869,606		40,915,595
Recurring basis | Total | U.S. treasury securities
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale			5,000,000
Recurring basis | Total | State and municipal securities
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	45,573,608		38,744,869
Recurring basis | Total | Other securities
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	248,501		248,501
Recurring basis | Total | Mortgage-backed: residential
Assets, Fair Value Disclosure [Abstract]
Total securities available for sale	$ 32,778,977		$ 32,868,017

[1]	Includes a Certificate of Deposit in the amount of $245,000